Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Weighted-Average Black-Scholes Assumptions

The Black-Scholes assumptions are as follows:

	For the Six Months Ended June 30,
	2023	2022
Expected life	N/A	6.25 years
Risk free interest rate	N/A	1.47%
Expected volatility	N/A	92%
Expected dividend yield	N/A	N/A
Forfeiture rate	N/A	N/A
The Black-Scholes assumptions are as follows:
	For the Years Ended December 31,
	2022	2021
Expected life	6 years	6 years
Risk free interest rate	1.47 – 3.055%	0.90 – 1.38%
Expected volatility	91 – 92%	91 – 92%
Expected dividend yield	0%	0%

Schedule of Anti-Dilutive Securities Excluded from Computation of diluted Net Loss Per Share	Potentially dilutive securities are excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive and consist of the following:
	As of June 30,
	2023	2022
Options	250,921	325,876
Warrants	1,177,315	1,182,503
Totals	1,428,236	1,508,379
Potentially dilutive securities are excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive and consist of the following:
	As of December 31,
	2022	2021
Options	317,857	366,412
Warrants	1,178,169	1,187,803
Totals	1,496,026	1,554,215